Variable Interest Entity (Details Textual)	Dec. 04, 2017	Jun. 08, 2017
Shanxi Xifeng Investment Co., Ltd. [Member]
Variable Interest Entity (Textual)
Percentage of equity interest	4.0625%
Maximum [Member] | Shanghai Dianniu [Member]
Variable Interest Entity (Textual)
Percentage of equity interest		93.20%
Minimum [Member] | Shanghai Dianniu [Member]
Variable Interest Entity (Textual)
Percentage of equity interest		89.20%